Income tax (Tables)	12 Months Ended
Jun. 30, 2018
Income Tax
Schedule of income tax

The details of the provision for the Group’s income tax, is as follows:

	06.30.18	06.30.17	06.30.16
Current income tax	(496)	(793)	(628)
Deferred income tax	357	(1,920)	(5,173)
MPIT	(94)	-	16
Income tax	(233)	(2,713)	(5,785)

Schedule of statutory tax rate

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 45%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16
Tax calculated at the tax rates applicable to profits in the respective countries	(2,491)	(1,732)	(5,851)
Permanent differences:
Share of profit / (loss) of associates and joint ventures	156	37	485
Unrecognized tax loss carry-forwards (i)	(1,557)	(1,253)	(155)
Expiration of tax loss carry-forwards (iii)	(90)	(31)	-
Provision for unrecoverability of tax loss carry-forwards	(842)	-	-
MPIT expense	(94)	-	-
Changes in fair value of financial instruments and sale of shares (ii)	(346)	434	-
Change of tax rate (i)	4,947	396	(415)
Non-taxable profit	-	131	115
Non-deductible expenses	(8)	(670)	(253)
Others	92	(25)	289
Income tax from continuing operations	(233)	(2,713)	(5,785)

(i)

Corresponds mainly to holding companies in the Operations Center in Israel.

(ii)

As of June 30, 2018 corresponds to the effect of applying the changes in the tax rates applicable in accordance with the tax reform explained above, being Ps. 405 the effect of the rate change in US and Ps. 4,542 the effect of the rate change in Argentina. As of June 30, 2017 and 2016, the rate change was in Israel.

(iii)

Corresponds mainly to Cresud.

Schedule of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group as of June 30, 2018 and 2017 will be recovered as follows:

	06.30.18	06.30.17
Deferred income tax assets to be recovered after more than 12 months	7,373	7,249
Deferred income tax assets to be recovered within 12 months	1,526	431
Deferred income tax assets	8,899	7,680

	06.30.18	06.30.17
Deferred income tax liabilities to be recovered after more than 12 months	(33,463)	(19,522)
Deferred income tax liabilities to be recovered within 12 months	(320)	(9,652)
Deferred income tax liabilities	(33,783)	(29,174)
Total deferred income tax (liabilities) assets, net	(24,884)	(21,494)

Schedule of deferred income tax

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2018 and 2017, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income (ii)	Reserve for changes of non-controlling interest	Deconsolidation (see Note 4 (l))	Use of tax loss carry-forwards	At the end
June 30, 2018
Assets
Trade and other payables	2,031	-	534	(588)	-	-	-	1,977
Tax loss carry-forwards	4,380	1	887	604	(15)	-	-	5,857
Others	1,269	-	599	(385)	-	(418)	-	1,065
Subtotal assets	7,680	1	2,020	(369)	(15)	(418)	-	8,899
Liabilities
Investment properties and property, plant and equipment	(24,652)	(14)	(6,862)	(232)	-	2,445	(63)	(29,378)
Trading properties	(99)	-	(73)	20	-	-	-	(152)
Biological assets	(150)	-	7	(16)	-	-	-	(159)
Trade and other receivables	(305)	-	-	(81)	-	-	-	(386)
Investments	(9)	-	(2)	(26)	-	-	-	(37)
Intangible assets	(2,682)	-	125	430	-	781	-	(1,346)
Inventories	(66)	-	(35)	11	-	-	-	(90)
Others	(1,211)	-	(1,354)	330	-	-	-	(2,235)
Subtotal liabilities	(29,174)	(14)	(8,194)	436	-	3,226	(63)	(33,783)
(Liabilities) / Assets, net	(21,494)	(13)	(6,174)	67	(15)	2,808	(63)	(24,884)

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income (ii)	Reclassification of opening amounts	Use of tax loss carry-forwards	At the end
June 30, 2017
Assets
Trade and other payables	1,787	-	284	(40)	-	-	2,031
Tax loss carry-forwards	4,385	-	552	(386)	-	(171)	4,380
Others	1,245	(47)	139	(68)	-	-	1,269
Subtotal assets	7,417	(47)	975	(494)	-	(171)	7,680
Liabilities
Investment properties and property, plant and equipment	(21,060)	-	(1,948)	(1,703)	59	-	(24,652)
Trading properties	(120)	-	(24)	45	-	-	(99)
Biological assets	(176)	-	-	26	-	-	(150)
Trade and other receivables	(143)	(7)	-	(155)	-	-	(305)
Investments	(10)	-	1	-	-	-	(9)
Intangible assets	(2,860)	-	(312)	490	-	-	(2,682)
Inventories	(54)	-	(10)	(2)	-	-	(66)
Others	(949)	36	(122)	(176)	-	-	(1,211)
Subtotal liabilities	(25,372)	29	(2,415)	(1,475)	59	-	(29,174)
(Liabilities) / Assets, net	(17,955)	(18)	(1,440)	(1,969)	59	(171)	(21,494)

(i) Includes Ps. 6 for business combination (Note 4) and Ps. 12 for reclassification to assets held for sale (Note 34).

(ii) Includes a rate change effect of Ps. 4,947 (profit).

Schedule of loss carry forward

As of June 30, 2018, the Group's recognized tax loss carry forward prescribed as follows:

Jurisdiction	06.30.18	Date of generation	Due date
Argentina	49	2014	2019
Argentina	77	2015	2020
Argentina	98	2016	2021
Argentina	141	2017	2022
Argentina	7,460	2018	2023
Bolivia	127	2017	2022
Bolivia	13	2017	2020
Bolivia	47	2018	2021
Brazil	973	2008-2018	Do not expire
Do not prescribe	1,404
Total cumulative tax loss carry-forwards	10,389